Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Gold Reserve Inc.
Entity Central Index Key	0001072725
Entity Emerging Growth Company	false